TOUCHSTONE TAX-FREE MONEY MARKET FUND                         SUMMARY PROSPECTUS
CLASS A TICKER: TTFXX   CLASS S TICKER: TTSXX                   NOVEMBER 1, 2009
                                                       AMENDED NOVEMBER 10, 2009

Before you invest, you may want to review the fund's Prospectus, which contains information about the fund and its risks. The fund's Prospectus and Statement of Additional Information, both dated November 1, 2009, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the fund's Prospectus and other information about the fund, go to www.touchstoneinvestments.com/home/formslit/, call 1.800.543.0407, or ask any financial advisor, bank, or broker-dealer who offers shares of the fund.

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class S shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                      Class A       Class S
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Wire Redemption Fee                                                                   Up to $15       None
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ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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Management Fees                                                                         0.50%        0.50%
Distribution (12b-1) Fees                                                               0.25%        0.60%
Other Expenses                                                                          0.43%        0.44%
Total Annual Fund Operating Expenses                                                    1.18%        1.54%
Fee Waiver and/or Expense Reimbursement(1)                                              0.29%        0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement      0.89%        1.15%
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(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.89% and 1.15% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least October 31, 2010 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      Class A         Class S

1 Year                                                 $91             $117
3 Years                                                $346            $448
5 Years                                                $621            $803
10 Years                                               $1,406          $1,801
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ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds

      o     Tax-exempt notes

      o     Tax-exempt commercial paper

      o     Floating and variable rate municipal obligations

      o     When-issued obligations

      o     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. Despite the Fund's efforts to diversify its investments, a significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease

      o If issuers are unable to make timely payments of interest or principal

      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment

      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Tax-Free Money Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The returns for Class S shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class S shares have higher 12b-1 distribution fees. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

TAX-FREE MONEY MARKET FUND - CLASS A TOTAL RETURNS

1999           2.77%
2000           3.62%
2001           2.69%
2002           1.31%
2003           0.53%
2004           0.67%
2005           1.75%
2006           2.71%
2007           2.88%
2008           1.77%

Best Quarter: 4th Quarter 2000 +0.94%     Worst Quarter: 1st Quarter 2004 +0.11%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is 0.17%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                             1 Year             5 Years             10 Years
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TAX-FREE MONEY MARKET FUND - CLASS A                         1.77%              1.95%                 2.06%
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                                                             1 Year             5 Years         Since Inception (02/03/03)
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TAX-FREE MONEY MARKET FUND - CLASS S                         1.50%              1.69%                 1.46%
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INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                              Jay M. Devine
Vice President and Senior Portfolio Manager     Portfolio Manager
Since 1986                                      Since 2000

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements
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                                                                     CLASS A                            CLASS S
                                                            Initial          Additional          Initial        Additional
                                                           Investment        Investment         Investment      Investment
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Regular Account                                           $     2,500       $         50       None             None
Investments through the Automatic Investment Plan         $       100       $         50       Not Available    Not Available
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You may buy and sell shares in the Fund on a day when either the bond market or the New York Stock Exchange is open for trading (bond market closing information is provided by the Securities Industry and Financial Markets Association at www.sifma.org). You may sell your Class A shares by telephone, by mail, by wire, by check or through a systematic withdrawal plan. You may sell your Class S shares via telephone, written request or electronically. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.